Earnings (Losses) Per Share	12 Months Ended
Dec. 31, 2022
Earnings Per Share [Abstract]
EARNINGS (LOSSES) PER SHARE

NOTE 12:- EARNINGS (LOSSES) PER SHARE

The following table sets forth the computation of basic and diluted earnings (losses) per share:

	Year ended December 31,
	2022	2021	2020
Numerator for basic and diluted earnings (losses) per share:

Net income (loss)	$(79,065)	$15,527	$(4,783)

Weighted average ordinary shares outstanding:

Denominator for basic earnings (losses) per share	49,791,659	47,079,358	42,286,275
Effect of dilutive securities:
Employee share options, RSUs, PSUs and Warrants	-	1,520,737	-

Denominator for diluted earnings (losses) per share	49,791,659	48,600,095	42,286,275

Basic earnings (losses) per share	$(1.59)	$0.33	$(0.11)

Diluted earnings (losses) per share	$(1.59)	$0.32	$(0.11)